ACCOUNTS RECEIVABLE (Schedule Of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable	$ 9,116	$ 7,541
Allowance of doubtful accounts	(2,856)	(2,839)
Accounts receivable, net	$ 6,260	$ 4,702